SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 18,241	$ 41,090
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	12,448	21,180
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 5,793	$ 19,910